Document and Entity Information	6 Months Ended
Dec. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Urban Tea, Inc.
Entity Central Index Key	0001543268
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Type	6-K
Document Fiscal Year Focus	2019
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	Q2
Entity File Number	001-35755